UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21765

            Macquarie Global Infrastructure Total Return Fund Inc.

(Exact name of registrant as specified in charter)

125 West 55th Street, New York, NY 10019

(Address of principal executive offices) (Zip code)

Macquarie Global Infrastructure Total Return Fund Inc.

125 West 55th Street, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1 (866) 567-4771

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 137.22%Δ
Australia – 15.12%
APA Group ¥	1,502,040	$ 9,266,442
APA Group ¥	88,355	549,002
Sydney Airport ¥	2,770,340	14,074,620
Transurban Group ¥	2,629,060	23,430,844

		47,320,908

Brazil – 3.69%
Cia de Saneamento do Parana	634,780	10,432,062
Prumo Logistica †	318,071	1,111,862

		11,543,924

Canada – 15.36%
Enbridge ¥	801,473	25,489,490
Pembina Pipeline ¥	126,697	4,073,814
TransCanada ¥	427,754	18,500,894

		48,064,198

China/Hong Kong – 4.70%
China Longyuan Power Group	5,731,000	3,780,960
CLP Holdings	445,500	4,505,962
ENN Energy Holdings	250,000	1,900,955
Huadian Fuxin Energy	18,758,000	4,529,063

		14,716,940

France – 1.66%
Getlink ¥	403,715	5,192,564

		5,192,564

Germany – 1.59%
Innogy 144A #	124,432	4,962,741

		4,962,741

Italy – 13.97%
Atlantia ¥	242,215	7,440,508
Enav 144A #¥	2,848,739	14,496,751
Enel ¥	1,703,915	9,890,854
Snam ¥	1,050,559	4,702,903
Terna Rete Elettrica Nazionale ¥	1,300,036	7,205,932

		43,736,948

Japan – 1.07%
East Japan Railway	35,800	3,358,470

		3,358,470

Mexico – 6.50%
Infraestructura Energetica Nova	1,972,190	9,311,345
OHL Mexico ¥	6,203,422	11,017,687

		20,329,032

Schedule of investments

Macquarie Global Infrastructure Total Return Fund Inc. (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Netherlands – 2.91%
Koninklijke Vopak	193,909	$ 9,121,963

		9,121,963

Spain – 8.96%
Aena SME 144A #	25,566	5,192,289
Ferrovial	354,760	7,655,585
Iberdrola	2,063,474	15,185,811

		28,033,685

Switzerland – 3.84%
Flughafen Zuerich ¥	50,664	12,028,714

		12,028,714

United Kingdom – 12.88%
National Grid ¥	1,775,100	17,964,881
Pennon Group ¥	779,621	6,517,481
Severn Trent	675,630	15,823,011

		40,305,373

United States – 44.97%
American Electric Power ¥	146,100	9,581,238
Cheniere Energy †¥	468,967	24,630,147
Crown Castle International ¥	88,190	9,706,191
Dominion Energy ¥	64,100	4,747,887
Edison International ¥	73,700	4,465,483
Kinder Morgan ¥	989,400	16,028,280
NextEra Energy ¥	131,200	19,962,080
PG&E ¥	313,200	12,869,388
Sempra Energy ¥	208,200	22,689,636
Southwest Gas Holdings	137,000	9,025,560
Williams ¥	253,200	7,028,832

		140,734,722

Total Common Stock (cost $436,556,561)		429,450,182

Master Limited Partnerships – 7.20%
Enbridge Energy Partners ¥	498,400	6,234,984
Enterprise Products Partners ¥	346,856	8,817,080
Magellan Midstream Partners ¥	119,934	7,491,078

Total Master Limited Partnerships (cost $24,048,929)		22,543,142

(Unaudited)

Total Value of Securities – 144.42% (cost $460,605,490)	$451,993,324

Leverage Facility – (46.91%)	(146,800,127)
Receivables and Other Assets Net of Liabilities – 2.49%	7,784,206

Net Assets Applicable to 12,468,293 Shares Outstanding – 100.00%	$312,977,403

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $24,651,781, which represents 7.88% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

†	Non-income producing security.

¥	Fully or partially pledged as collateral for borrowing transactions.

The following foreign currency exchange contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
BNYM	AUD 680,334	USD (533,710)	3/6/18	$(5,292)
BNYM	CAD 80,668	USD (63,165)	3/1/18	(299)

Total Foreign Currency Exchange Contracts				$(5,591)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:

AUD – Australian Dollar

BNYM – BNY Mellon

CAD – Canadian Dollar

USD – US Dollar

See accompanying notes.

Notes

Macquarie Global Infrastructure Total Return Fund Inc.	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (“US GAAP”) and are consistently followed by Macquarie Global Infrastructure Total Return Fund Inc. (“Fund”). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — The net asset value (“NAV”) of the Fund’s shares of common stock will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. US debt securities and non-US securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ National Market, are valued at the closing bid prices. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total

Assets:

Common Stock
Australia	$549,002	$46,771,906	$47,320,908
Brazil	11,543,924	—	11,543,924
Canada	48,064,198	—	48,064,198
China/Hong Kong	—	14,716,940	14,716,940
France	—	5,192,564	5,192,564
Germany	—	4,962,741	4,962,741
Italy	—	43,736,948	43,736,948
Japan	—	3,358,470	3,358,470
Mexico	20,329,032	—	20,329,032
Netherlands	—	9,121,963	9,121,963
Spain	—	28,033,685	28,033,685
Switzerland	—	12,028,714	12,028,714
United Kingdom	—	40,305,373	40,305,373
United States	140,734,722	—	140,734,722
Master Limited Partnerships	22,543,142	—	22,543,142

Total Value of Securities	$243,764,020	$208,229,304	$451,993,324

Derivatives[1]:

Liabilities:

Foreign Currency Exchange Contracts	$—	$(5,591)	$(5,591)

1 Foreign Currency Exchange Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

As a result of utilizing international fair value pricing at Feb. 28, 2018, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the

(Unaudited)

investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Macquarie Global Infrastructure Total Return Fund Inc.

By (Signature and Title)*	/s/ Brad Frishberg
Brad Frishberg, Chief Executive Officer/Principal Executive Officer

Date	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brad Frishberg
Brad Frishberg, Chief Executive Officer/Principal Executive Officer

Date	April 27, 2018

By (Signature and Title)*	/s/ Daniel V. Geatens
Daniel V. Geatens, Treasurer, Chief Financial Officer/Principal Financial Officer

Date	April 27, 2018

* Print the name and title of each signing officer under his or her signature.